Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Trade payables	$ 2,522	$ 4,326
Accrued compensation	3,883	2,918
Accrued legal costs	100	680
Dividends	5,196	4,527
Success fee obligation	3,736	4,358
Accrued partner program royalties	974
Patent acquisition liability		5,000
Accrued other	2,504	3,203
Accrued liabilities current	$ 18,915	$ 25,012